Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings [Abstract]
Summary of Loans
	December 31,	December 31,
	2019	2020
Long-term borrowings - unsecured
Loans from government (a)	$7,361,124	$7,494,665
Other long-term borrowings (b)	4,813,176	4,060,357
Interest payables (a)	3,183,507	3,628,399
Loans from shareholders (b)	1,707,498	-
	$17,065,305	$15,183,421
Long-term borrowings from related parties - unsecured (c)
Loans from related parties	$552,426	$-
Interest payables	13,750	-
	$566,176	$-
Current borrowings - unsecured (b)
Loans from shareholders	$-	$2,571,701
Interest payables	-	329,270
	$-	$2,900,971
Current borrowings from related parties - unsecured (c)
Loans from related parties	$-	$550,000
Interest payables	-	67,912
	$-	$617,912